SUPPLEMENT DATED OCTOBER 4, 2002
                  TO THE STATEMENT OF ADDITIONAL INFORMATION OF
                       FRANKLIN INVESTORS SECURITIES TRUST

                      FRANKLIN CONVERTIBLE SECURITIES FUND
                           FRANKLIN EQUITY INCOME FUND
           FRANKLIN SHORT-INTERMEDIATE U.S. GOVERNMENT SECURITIES FUND
                               DATED MARCH 1, 2002

The Statement of Additional Information (SAI) is amended as follows:

I. The information under the heading "Fundamental Investment Policies" in the section entitled "Goals, Strategies and Risks," beginning on page 2, is revised to read as follows:

 FUNDAMENTAL  INVESTMENT  POLICIES - FRANKLIN EQUITY INCOME FUND (EQUITY
 FUND) & FRANKLIN SHORT-INTERMEDIATE U.S. GOVERNMENT SECURITIES FUND (SHORT-INTERMEDIATE FUND)

 The investment goal of the Equity Fund is to maximize total return by emphasizing high current income and long-term capital appreciation, consistent with reasonable risk.

 The investment goal of the Short-Intermediate Fund is to provide as high a level of current income as is consistent with prudent investing, while seeking preservation of shareholders' capital.

 Each Fund may not:

  1. Borrow money or mortgage or pledge any of the assets of the Trust, except that borrowings (and a pledge of assets therefor) for temporary or emergency purposes may be made from banks in an amount up to 5% of total asset value.

  2. Buy any securities on "margin" or sell any securities "short."

  3. Lend any funds or other assets, except by the purchase of publicly distributed bonds, debentures, notes or other debt securities and except that securities of the Fund may be loaned to securities dealers or other institutional investors if at least 102% cash collateral is pledged and maintained by the borrower, provided such loans may not be made if, as a result, the aggregate of such loans exceeds 10% of the value of the Fund's total assets at the time of the most recent loan. The entry into repurchase agreements is not considered a loan for purposes of this restriction.

  4. Act as underwriter of securities issued by other persons, except insofar as the Fund may be technically deemed an underwriter under the federal securities laws in connection with the disposition of portfolio securities.

  5. Invest more than 5% of the value of the gross assets of the Fund in the securities of any one issuer, but this limitation does not apply to investments in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

  6. Purchase the securities of any issuer which would result in owning more than 10% of any class of the outstanding voting securities of such issuer. To the extent permitted by exemptions granted under the Investment Company Act of 1940, as amended (1940 Act), the Funds may invest in shares of money market funds managed by the manager or its affiliates.

  7. Purchase from or sell to its officers and trustees, or any firm of which any officer or trustee is a member, as principal, any securities, but may deal with such persons or firms as brokers and pay a customary brokerage commission; or retain securities of any issuer if, to the knowledge of the trust, one or more of its officers, trustees or investment advisor own beneficially more than one-half of 1% of the securities of such issuer and all such officers and trustees together own beneficially more than 5% of such securities.

  8. Purchase any securities issued by a corporation that has not been in continuous operation for three years, but such period may include the operation of a predecessor.

  9. Acquire, lease or hold real estate.

  10. Invest in commodities and commodity contracts, puts, calls, straddles, spreads or any combination thereof, or interests in oil, gas or other mineral exploration or development programs; however, the Equity Fund may write call options which are listed for trading on a national securities exchange and purchase put options on securities in their portfolios (see "Goals and Strategies"). The Equity Fund may also purchase call options to the extent necessary to cancel call options previously written and may purchase listed call options provided that the value of the call options purchased will not exceed 5% of the Fund's net assets. The Equity Fund may also purchase call and put options on stock indices for defensive hedging purposes. (The Equity Fund will comply with the California Corporate Securities Rules as they pertain to prohibited investments.) At present, there are no options listed for trading on a national securities exchange covering the types of securities which are appropriate for investment by the Short-Intermediate Fund and, therefore, there are no option transactions available for that Fund.

  11. Invest in companies for the purpose of exercising control or management.

  12. Purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition, or reorganization; or except to the extent the Funds invest their uninvested daily cash balances in shares of the Franklin Money Fund and other money market funds in Franklin Templeton Investments provided i) their purchases and redemptions of such money fund shares may not be subject to any purchase or redemption fees, ii) their investments may not be subject to duplication of management fees, nor to any charge related to the expense of distributing the Fund's shares (as determined under Rule 12b-1, as amended, under the federal securities laws) and (iii) provided aggregate investments by the Fund in any such money fund do not exceed (A) the greater of (i) 5% of the Fund's total net assets or (ii) $2.5 million, or (B) more than 3% of the outstanding shares of any such money fund.

  13. Issue senior securities, as defined in the 1940 Act, except that this restriction will not prevent the Fund from entering into repurchase agreements or making borrowings, mortgages and pledges as permitted by restriction #1 above.

 Restriction No. 9 above does not prevent a Fund from investing in REITs if they meet the investment goal and policies of the Fund. The Equity Fund, as noted in the prospectus, may invest up to 15% of its net assets in REITs.

 FUNDAMENTAL INVESTMENT POLICIES - FRANKLIN CONVERTIBLE SECURITIES FUND (CONVERTIBLE FUND)

The investment goal of the Convertible Fund is to maximize total return, consistent with reasonable risk, by seeking to optimize capital appreciation and high current income under varying market conditions.

 The Fund may not:

  1. Borrow money, except to the extent permitted by the Investment Company Act of 1940, as amended (1940 Act) or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the Securities and Exchange Commission (SEC).

  2. Act as an underwriter except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

  3. Make loans to other persons except (a) through the lending of its portfolio securities, (b) through the purchase of debt securities, loan participations and/or engaging in direct corporate loans in accordance with its investment objectives and policies, and (c) to the extent the entry into a repurchase agreement is deemed to be a loan. The Fund may also make loans to other investment companies to the extent permitted by the 1940 Act or any exemptions therefrom which may be granted by the SEC.

  4. Purchase or sell real estate and commodities, except that the Fund may purchase or sell securities of real estate investment trusts and purchase, hold or sell real estate acquired as a result of ownership of securities or other instruments, may purchase or sell currencies, may enter into futures contracts on securities, currencies, and other indices or any other financial instruments, and may purchase and sell options on futures contracts.

  5. Issue senior securities, except to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.

  6. Purchase the securities of any one issuer (other than the U.S. government or any of its agencies or instrumentalities or securities of other investment companies) if immediately after such investment (a) more than 5% of the value of the Fund's total assets would be invested in such issuer or (b) more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that up to 25% of the value of the Fund's total assets may be invested without regard to such 5% and 10% limitations.

 NON-FUNDAMENTAL INVESTMENT POLICY - CONVERTIBLE FUND

The Convertible Fund may also be subject to investment limitations imposed by foreign jurisdictions in which the Fund sells its shares.

II. The second paragraph under the heading "Enhanced convertible securities," in the section entitled "Convertible securities," beginning on page 6, is supplemented with the following:

 Mandatory convertible securities come in many forms. One increasingly popular structure due to favorable tax treatment is a trust that holds a combination of a debt instrument that pays a fixed quarterly premium with a forward contract that ensures delivery of the equity security at maturity. In some cases, these trusts are registered as closed end investment companies although they are not actively managed and do not charge any management fees (any expenses are prepaid by the issuer). Convertible Fund may invest in such trusts.

           Please keep this supplement for future reference.